Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
Changes in the Group’s property, plant and equipment, net in 2023 and 2022 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2022
Fair value for farmlands / Cost	711,261	42,438	435,193	803,193	730,762	48,412	81,368	2,852,627
Accumulated depreciation	—	(25,859)	(227,514)	(720,010)	(435,780)	(20,841)	—	(1,430,004)
Net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623
At December 31, 2022
Opening net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623
Exchange differences	88,546	1,518	16,237	19,580	15,447	1,389	9,149	151,866
Additions	—	—	13,489	62,637	112,614	3,318	41,960	234,018
Revaluation surplus	(72,216)	—	—	—	—	—	—	(72,216)
Acquisition of subsidiaries	—	—	21,331	—	—	—	—	21,331
Transfers	—	2,192	41,167	10,198	—	(169)	(53,388)	—
Disposals	—	—	(953)	(2,278)	—	(103)	—	(3,334)
Reclassification to non-income tax credits (*)	—	—	—	(158)	—	—	—	(158)
Depreciation	—	(3,547)	(30,570)	(81,950)	(70,316)	(2,392)	—	(188,775)
Closing net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2022
Fair value for farmlands / Cost	727,591	46,148	526,464	893,172	858,823	52,846	79,089	3,184,133
Accumulated depreciation	—	(29,406)	(258,084)	(801,960)	(506,096)	(23,232)	—	(1,618,778)
Net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355
Year ended December 31, 2023
Opening net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355
Exchange differences	(197,377)	(4,029)	(43,653)	97,152	(46,372)	(21,835)	(21,863)	(237,977)
Additions	—	—	15,165	71,100	144,777	2,635	29,252	262,929
Revaluation surplus	188,879	—	—	—	—	—	—	188,879
Transfers	(33)	1,307	33,405	22,032	8,939	17	(65,667)	—
Disposals	(24,858)	—	(3,404)	(2,745)	—	(33)	—	(31,040)
Reclassification to non-income tax credits (*)	—	—	—	(293)	—	—	—	(293)
Depreciation	—	(2,375)	(28,737)	(81,463)	(84,229)	(1,484)	—	(198,288)
Closing net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
At December 31, 2023
Fair value for farmlands / Cost	694,202	43,426	527,977	1,080,418	966,167	33,630	20,811	3,366,631
Accumulated depreciation	—	(31,781)	(286,821)	(883,423)	(590,325)	(24,716)	—	(1,817,066)
Net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2023 and 2022, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocate their cost over the estimated useful lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 - based on productivity